Notes to the Balance Sheet - Summary of Audit fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Audit fees [Line Items]
Audit fees	€ 2,335	€ 2,141
Other audit-related costs	112	116
Tax service fees	0	0
Other fees and other services	11	2
Audit fees and other audit-related costs	€ 2,458	€ 2,258